Share Capital, Premium and Other Reserves	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Share Capital, Premium and Other Reserves

12. SHARE CAPITAL, PREMIUM AND OTHER RESERVES

Share capital and share premium

LumiraDx Limited was incorporated on August 24, 2016 with an authorized share capital of 5,000,000 A Ordinary Shares of par value $0.001 each and 5,000,000 Common Shares of par value $0.001 each. On September 29, 2016, the Company acquired 100% of the issued share capital of LumiraDx Holdings Limited following the agreement of an Exchange Offer, which was effective from September 28, 2016. LumiraDx Limited acquired all shares in LumiraDx Holdings Limited, and in exchange LumiraDx Limited issued to the shareholders of LumiraDx Holdings Limited a corresponding number of shares on a share-for-share basis.

SHARES AUTHORIZED, FULLY PAID AND ALLOCATED	A ORDINARY SHARES	A ORDINARY SHARES	COMMON SHARES	COMMON SHARES
	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE SIX MONTHS ENDED JUNE 30, 2023	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE SIX MONTHS ENDED JUNE 30, 2023
In issue at start of period	207,562,080	164,321,766	45,241,766	154,224,500
February Subdivision (220:1)	—	—	—	—
Issued for cash	3,451,917		62,290,503	582,462
Issued in other transactions	—	—	—	—
Merger Subdivision at the LMDX Conversion Factor (1.60806264:1)	—	—	—	—
Conversion	(46,692,231)	(3,298,099)	46,692,231	3,298,099
Shares issued upon conversion of financial instruments	—	—	—	—
In issue at December - fully paid and allocated	164,321,766	161,023,667	154,224,500	158,105,061

On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis. In accordance with IAS 33, the earnings per share calculations have been presented for the stock split retrospectively. In connection with the merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, LMDX ordinary shares and LMDX common shares at a ratio of 1.60806264:1.

During September 2021, the Company completed its merger and all outstanding convertible instruments at the time of the merger converted into A ordinary and Common shares.